Property, plant and equipment - Right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Property, plant and equipment (owned assets)	€ 22,666	€ 20,402
Right-of-use assets	11,527	10,310
Property, plant and equipment including right-of-use assets	34,193	30,712
Additions to right-of-use assets	3,845	4,656	€ 3,103
Aggregate continuing and discontinued operations
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Property, plant and equipment (owned assets)	0
Additions to right-of-use assets	3,845	4,656
Depreciation, right-of-use assets	3,973	3,235
Acquisitions through business combinations, right-of-use assets	€ 1,998	€ 0